Financial Risk Management - Loans and Advances by Industry Sector (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of credit risk exposure [line items]
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	¥ (490,655)	¥ (388,579)
Less: Allowance for loan losses	(979,000)	(864,114)
Loans and advances	121,716,465	111,891,134
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	123,186,120	113,143,827
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances	71,162,406	67,690,579
Gross carrying amount [member] | Domestic [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	11,280,268	10,654,680
Gross carrying amount [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of credit risk exposure [line items]
Loans and advances	243,528	379,701
Gross carrying amount [member] | Domestic [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Loans and advances	1,107,013	949,426
Gross carrying amount [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of credit risk exposure [line items]
Loans and advances	6,320,575	6,464,350
Gross carrying amount [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of credit risk exposure [line items]
Loans and advances	6,222,405	6,143,314
Gross carrying amount [member] | Domestic [member] | Finance and insurance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,877,554	3,901,580
Gross carrying amount [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	16,921,046	15,604,512
Gross carrying amount [member] | Domestic [member] | Services [member]
Disclosure of credit risk exposure [line items]
Loans and advances	5,449,640	4,896,764
Gross carrying amount [member] | Domestic [member] | Municipalities [member]
Disclosure of credit risk exposure [line items]
Loans and advances	573,667	687,606
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances	16,426,993	15,886,487
Gross carrying amount [member] | Domestic [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	48,492	12,712
Gross carrying amount [member] | Domestic [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,691,225	2,109,447
Gross carrying amount [member] | Foreign [member]
Disclosure of credit risk exposure [line items]
Loans and advances	52,023,714	45,453,248
Gross carrying amount [member] | Foreign [member] | Public sector [member]
Disclosure of credit risk exposure [line items]
Loans and advances	598,598	291,238
Gross carrying amount [member] | Foreign [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Loans and advances	10,874,863	9,283,249
Gross carrying amount [member] | Foreign [member] | Commerce and industry [member]
Disclosure of credit risk exposure [line items]
Loans and advances	33,669,222	30,369,262
Gross carrying amount [member] | Foreign [member] | Lease financing [member]
Disclosure of credit risk exposure [line items]
Loans and advances	276,063	295,199
Gross carrying amount [member] | Foreign [member] | Others [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 6,604,968	¥ 5,214,300